Convertible Notes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 08, 2022	Oct. 31, 2020	Aug. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	May 19, 2022
Debt Instrument [Line Items]
Gain on extinguishment of convertible notes				$ 1,289	$ 0	$ 1,289	$ 0
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument Face, Amount			$ 8,000
Series B Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument convertible number of shares issued		5,485,858
Series B Redeemable Convertible Preferred Stock [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument amount due at the time of conversion		$ 8,100
Debt instrument convertible number of shares issued		5,485,858
Common Class A [Member]
Debt Instrument [Line Items]
Common stock issued after cancellation of unsecured convertible promissory note (in shares)	517,500
Common stock share price (in dollars per share)	$ 10
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage			8.00%
Debt instrument maturity month year			2021-02
Minimum threshold qualified financing on sale of preferred stock			$ 25,000
Debt instrument conversion price percentage over fixed price per share			90.00%
Change in fair value of convertible notes								$ 700
May2022 Note [Member]
Debt Instrument [Line Items]
Debt Instrument Face, Amount									$ 5,200
Debt Instrument Interest Rate Stated Percentage									3.00%
Debt instrument conversion price percentage over fixed price per share									80.00%
Conversion price									$ 10
Gain on extinguishment of convertible notes	$ 1,300